Acquisitions and Dispositions (Acquisition of SCANA) (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended
	Sep. 16, 2016	Jan. 31, 2019	Oct. 31, 2017	Sep. 30, 2019		Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018
Business Acquisition And Dispositions [Line Items]
Stock issued during period for acquisition, value								$ 6,818
Regulatory Liabilities				$ 11,473				11,473			$ 7,196
Regulatory liabilities-current				547				547			$ 356	[1]
Net income				975			$ 854	349		$ 1,806
SCANA
Business Acquisition And Dispositions [Line Items]
Stock issued during period for acquisition, shares		95,600,000
Stock issued during period for acquisition, value		$ 6,800
Common stock agreed to be issued, percentage		0.669%
Total outstanding debt		$ 6,900		13,119				13,119
Business combination, refund to customers		$ 2,000
Period to provide refund to customer		20 years	20 years			11 years
Regulatory Liabilities			$ 1,100			$ 1,000
Regulatory liabilities-current			67			137
Refund Liability to electric service customers			1,000
Reduction in operating revenue						$ (1,000)
Net income								(756)
Business combination cost related to exclusion from rate recovery		$ 2,400
Remaining regulatory asset		2,800		$ 3,940	[2]			$ 3,940	[2]
Remaining regulatory asset current		138
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, annual committed increase for next five years	$ 1
SCANA | Minimum
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, period committed for annual increase	5 years
SCANA | Toshiba Corporation
Business Acquisition And Dispositions [Line Items]
Cash consideration			$ 1,100
SCANA | Columbia Energy
Business Acquisition And Dispositions [Line Items]
Business combination cost related to exclusion from rate recovery		$ 180

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes $264 million of certain income tax-related regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.